Company financial information - Maturity analysis of borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Maturity analysis of borrowings including related party borrowings
Borrowings	€ 8,402	€ 9,707
Later than five years
Maturity analysis of borrowings including related party borrowings
Borrowings	7,437	6,359
ARD Finance S.A.
Maturity analysis of borrowings including related party borrowings
Borrowings	1,479	€ 1,569
ARD Finance S.A. | Later than five years
Maturity analysis of borrowings including related party borrowings
Borrowings	€ 1,479